Cover	Jan. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2023
Entity File Number	001-13126
Entity Registrant Name	FOMO WORLDWIDE, INC.
Entity Central Index Key	0000867028
Entity Tax Identification Number	83-3889101
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2250
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false